Digital Currencies	3 Months Ended
May 31, 2018
Notes to Financial Statements
Note 17. Digital Currencies

The Company has entered into stock purchase agreements with investors, and has accepted digital currencies as a form of payment from these investors, in exchange for shares of the Company’s common stock.

On May 15, 2018, the Company issued 11,385,590 shares of stock to Catena Fund One, LP for 1,050,000 RHOC (RChain Coins). The market price of RHOC on May 15, 2018 was $1.58 per RHOC, resulting in a value of $1,659,000.

On May 16, 2018, the Company sold 63,291.13924 RHOCs at $1.56 for $100,000, resulting in a loss on exchange of $1,282.

On May 31, 2018, market price of RHOC was $1.38, resulting in an unrealized loss on exchange of $196,070, which is represented as Accumulated Other Comprehensive Income in the equity section of the balance sheet.

Our primary market risk exposure with regard to digital currencies is the volatility in trading prices from day to day, which would only impact the gain/loss recognized at time of exchange on such instruments. As of May 31, 2018, the Company held the equivalent of $1,380,156 in digital currencies.